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BLANKK
THIRD QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia U.S. Equity Income ETF

Portfolio of Investments
Columbia U.S. Equity Income ETF, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia U.S. Equity Income ETF | 2026
2
Issuer . Shares
.
Value ($)
Common Stocks 99 .4%
Communication Services 5.6%
Diversified Telecommunication Services
2.9%
Comcast Corp., Class A 113,535 2,720,299
Verizon Communications, Inc. 134,096 6,277,034
Total 8,997,333
Entertainment 1.8%
Walt Disney Co. 55,699 5,357,687
Wireless Telecommunication Services
0.9%
T-Mobile U.S., Inc. 15,957 2,755,933
Total Communication Services 17,110,953
Consumer Discretionary 7.9%
Hotels, Restaurants & Leisure 2.8%
Booking Holdings, Inc. 24,832 4,790,093
Carnival Corp. Ltd. 40,946 1,138,708
Royal Caribbean Cruises Ltd. 8,062 2,566,135
Total 8,494,936
Household Durables 0.4%
Dr. Horton, Inc. 8,105 1,159,501
Specialty Retail 4.7%
Home Depot, Inc. 31,981 10,616,413
Lowe's Cos., Inc. 17,972 3,734,761
Total 14,351,174
Total Consumer Discretionary 24,005,611
Consumer Staples 9.9%
Beverages 0.2%
Constellation Brands, Inc., Class A 4,849 631,485
Consumer Staples Distribution & Retail
1.5%
Kroger Co. 19,623 1,133,032
Sysco Corp. 15,334 1,307,070
Target Corp. 14,565 2,104,497
Total 4,544,599
Food Products 0.9%
Archer-Daniels-Midland Co. 15,383 1,219,411
General Mills, Inc. 17,072 610,324
Hershey Co. 4,685 820,109
Total 2,649,844
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Household Products 4.2%
Church & Dwight Co., Inc. 7,597 750,660
Kimberly-Clark Corp. 10,645 1,163,605
Procter & Gamble Co. 74,765 10,802,795
Total 12,717,060
Tobacco 3.1%
Philip Morris International, Inc. 49,970 9,535,275
Total Consumer Staples 30,078,263
Energy 14.1%
Oil, Gas & Consumable Fuels 14.1%
Chevron Corp. 63,696 12,537,284
ConocoPhillips 39,107 4,711,611
EOG Resources, Inc. 17,074 2,538,733
ExxonMobil Holdings Corp. 80,756 12,552,713
Marathon Petroleum Corp. 9,353 2,959,944
Occidental Petroleum Corp. 31,848 1,817,565
Phillips 66 12,868 2,723,898
Valero Energy Corp. 9,485 2,967,857
Total 42,809,605
Total Energy 42,809,605
Financials 29.0%
Banks 16.2%
Bank of America Corp. 227,372 14,085,695
Citigroup, Inc. 54,928 7,275,214
JPMorgan Chase & Co. 42,822 15,064,351
M&T Bank Corp. 4,689 1,154,854
PNC Financial Services Group, Inc. 12,851 3,211,079
Wells Fargo & Co. 98,129 8,483,252
Total 49,274,445
Capital Markets 5.1%
Bank of New York Mellon Corp. 21,993 3,438,166
Goldman Sachs Group, Inc. 9,424 9,597,212
Raymond James Financial, Inc. 5,609 987,072
State Street Corp. 8,853 1,630,368
Total 15,652,818
Consumer Finance 2.7%
American Express Co. 21,897 7,362,866
Synchrony Financial 10,750 814,743
Total 8,177,609

Portfolio of Investments
(continued)
Columbia U.S. Equity Income ETF, July 31, 2026 (Unaudited)
Columbia U.S. Equity Income ETF | 2026
3
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Insurance 5.0%
Aflac, Inc. 14,582 1,858,913
American International Group, Inc. 16,989 1,334,996
Cincinnati Financial Corp. 4,870 865,302
Hartford Insurance Group, Inc. 8,773 1,244,976
Marsh & McLennan Cos., Inc. 15,463 2,933,176
Progressive Corp. 18,726 3,959,051
Travelers Cos., Inc. 6,797 2,544,525
W.R. Berkley Corp. 7,190 521,563
Total 15,262,502
Total Financials 88,367,374
Health Care 7.1%
Health Care Equipment & Supplies 1.0%
Becton Dickinson & Co. 8,836 1,463,418
ResMed, Inc. 4,617 974,095
Zimmer Biomet Holdings, Inc. 6,205 582,836
Total 3,020,349
Health Care Providers & Services 5.8%
Cigna Group 8,375 2,337,044
Elevance Health, Inc. 6,959 2,615,471
Quest Diagnostics, Inc. 3,540 824,855
UnitedHealth Group, Inc. 29,103 12,060,282
Total 17,837,652
Pharmaceuticals 0.3%
Royalty Pharma PLC, Class A 13,241 773,672
Total Health Care 21,631,673
Industrials 12.0%
Aerospace & Defense 3.9%
General Dynamics Corp. 8,635 3,310,832
L3Harris Technologies, Inc. 5,961 1,651,555
Lockheed Martin Corp. 7,400 4,312,275
Northrop Grumman Corp. 4,556 2,471,539
Total 11,746,201
Air Freight & Logistics 0.7%
FedEx Corp. 7,008 2,154,259
Commercial Services & Supplies 0.4%
Republic Services, Inc. 6,357 1,338,466
Ground Transportation 0.2%
Fedex Freight Holding Co., Inc.
(a)
3,502 492,136
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Industrial Conglomerates 0.2%
DuPont de Nemours, Inc. 4,374 599,238
Machinery 3.8%
Cummins, Inc. 4,418 2,801,896
Deere & Co. 8,034 4,761,511
Illinois Tool Works, Inc. 9,210 2,642,810
Otis Worldwide Corp. 12,316 886,136
Snap-on, Inc. 1,625 666,916
Total 11,759,269
Passenger Airlines 0.6%
Delta Air Lines, Inc. 21,000 1,836,240
Professional Services 1.7%
Automatic Data Processing, Inc. 12,827 3,417,883
Broadridge Financial Solutions, Inc. 3,700 569,615
Equifax, Inc. 3,797 655,438
SS&C Technologies Holdings, Inc. 6,659 513,076
Total 5,156,012
Trading Companies & Distributors 0.5%
Ferguson Enterprises, Inc. 6,219 1,457,298
Total Industrials 36,539,119
Information Technology 8.1%
Communications Equipment 0.8%
Motorola Solutions, Inc. 5,312 2,314,704
IT Services 2.8%
Amdocs Ltd. 3,370 187,776
Cognizant Technology Solutions Corp., Class A 15,154 838,774
International Business Machines Corp. 30,169 6,747,297
VeriSign, Inc. 2,901 841,348
Total 8,615,195
Semiconductors & Semiconductor
Equipment 1.6%
QUALCOMM, Inc. 33,834 4,994,237
Software 1.3%
Intuit, Inc. 8,696 2,748,545
Roper Technologies, Inc. 3,230 1,266,063
Total 4,014,608
Technology Hardware, Storage &
Peripherals 1.6%
Dell Technologies, Inc., Class C 9,676 3,922,360

Portfolio of Investments
(continued)
Columbia U.S. Equity Income ETF, July 31, 2026 (Unaudited)
Columbia U.S. Equity Income ETF | 2026
4
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
—
2,882,610
(1,458,548)
(83)
1,423,979
—
(8)
5,970
1,424,833
1
Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Issuer . Shares
.
Value ($)
Common Stocks (continued)
HP, Inc. 29,311 799,311
Total 4,721,671
Total Information Technology 24,660,415
Materials 1.8%
Chemicals 0.3%
PPG Industries, Inc. 7,154 790,660
Construction Materials 0.7%
CRH PLC 21,421 2,035,209
Containers & Packaging 0.2%
Packaging Corp. of America 2,764 679,502
Metals & Mining 0.6%
Anglogold Ashanti PLC 16,179 1,283,318
Southern Copper Corp. 2,545 464,997
Total 1,748,315
Total Materials 5,253,686
Utilities 3.9%
Electric Utilities 1.5%
American Electric Power Co., Inc. 17,428 2,228,170
Edison International 12,342 905,533
Exelon Corp. 32,853 1,505,324
Total 4,639,027
Gas Utilities 0.3%
Atmos Energy Corp. 5,338 922,300
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Multi-Utilities 1.8%
Ameren Corp. 8,862 971,364
Consolidated Edison, Inc. 11,821 1,286,716
DTE Energy Co. 6,655 944,145
Public Service Enterprise Group, Inc. 15,984 1,225,653
WEC Energy Group, Inc. 10,448 1,143,220
Total 5,571,098
Water Utilities 0.3%
American Water Works Co., Inc. 6,261 840,038
Total Utilities 11,972,463
Total Common Stocks
(Cost $ 268,611,383 ) 302,429,162
. Shares
.....
Value ($)
Money Market Funds 0 .5%
Columbia Short-Term Cash Fund, 3.813%
(b),(c)
1,424,833 1,423,979
1 1 1
Total Money Market Funds
(Cost $ 1,424,062 ) 1,423,979
Total Investments in Securities
(Cost $ 270,035,445 ) 303,853,141
Other Assets & Liabilities, Net 269,263
Net Assets 304,122,404
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at July 31, 2026.
(c) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
July 31, 2026 are as follows:

3QT272_(09/26)
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